Investments Accounted for Using the Equity Method - Summary of Movements of Investments Accounted for using the Equity Method (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of significant investments in associates and joint ventures [line items]
At the beginning of the financial year	$ 2,473	$ 2,448
(Loss)/profit from equity accounted investments, related impairments and expenses	(546)	147	$ 272
Investment in equity accounted investments	303
Dividends received from equity accounted investments	(510)
Other	849
At the end of the financial year	2,569	2,473	$ 2,448
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
(Loss)/profit from equity accounted investments, related impairments and expenses	(945)
Investment in equity accounted investments	96
Other	849
Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
At the beginning of the financial year	2,473
(Loss)/profit from equity accounted investments, related impairments and expenses	399
Investment in equity accounted investments	207
Dividends received from equity accounted investments	(510)
At the end of the financial year	$ 2,569	$ 2,473